Taxation - Additional Information (Detail) - GBP (£) £ in Millions				12 Months Ended
	Jan. 01, 2021	Apr. 01, 2020	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax Expenses [Line Items]
Tax paid (net)				£ 464	£ 415	£ 449
Applicable tax rate				22.60%	21.00%	23.60%
Deferred tax credit				£ 6	£ 8	£ 346
Reported tax rate				18.30%	17.00%	3.80%
Unused trading losses [member]
Disclosure Of Income Tax Expenses [Line Items]
Unused losses for which no deferred tax asset has been recognised				£ 255	£ 213
Deferred tax asset not recognised				66	52
Unrecognised losses expiration within 10 years				124	93
Unrecognised losses expiration more than 10 years				131	121
Unused tax losses and other temporary differences [member]
Disclosure Of Income Tax Expenses [Line Items]
Unused losses for which no deferred tax asset has been recognised				33	24
Deferred tax asset not recognised which can only be used to offset future capital gains				£ 6	£ 4
United Kingdom [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate				19.00%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate		17.00%
US [member]
Disclosure Of Income Tax Expenses [Line Items]
Federal corporate tax rate				35.00%
US [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expenses [Line Items]
Federal corporate tax rate			21.00%
Netherlands [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate				25.00%
Netherlands [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate	21.70%
Weighted average [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate				22.60%	21.00%	23.60%